March 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Investment Funds (the “Registrant”)

-Dreyfus/Standish Global Fixed Income Fund (“Series”)

File Nos. 811-04813; 33-08214

1933 Act File No.: 33-08214

            1940 Act File No.: 811-04813

            CIK No. 0000799295

Dear Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Series of the Registrant for the annual period ended December 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2057.

Sincerely yours,

/s/ Vickie Walton

Vickie Walton

Paralegal

Enclosures